SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Stock-Based Compensation Expenses
The stock-based compensation expenses are included as follows in the expense categories:

	Year ended December 31,
	2019	2018	2017

Research and development expenses	$1,151	$948	$1,331
Marketing and business development expenses	46	215	187
General and administrative expenses	1,211	1,003	1,115

	$2,408	$2,166	$2,633

Employees and Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule Of Option Activity
Transactions related to the grant of options to employees and directors under the above plans during the year ended December 31, 2019, were as follows:

	Number of options	Weighted average exercise price	Weighted average remaining contractual life	Aggregate intrinsic value
		$	Years	$

Options outstanding at beginning of year	8,202,438	4.69	5.97	-
Options granted	1,513,000	3.46
Options exercised	(878,378)	3.70
Options forfeited	(1,609,382)	5.08
Options expired	(3,333)	2.46

Options outstanding at end of year	7,224,345	4.47	5.95	12,816

Exercisable at end of year	4,165,052	5.24	4.12	4,961

Non-employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule Of Option Activity
	Number of options	Weighted average exercise price	Weighted average remaining contractual life	Aggregate intrinsic value
		$	Years	$

Options outstanding at beginning of year	768,000	5.57	3.65	-
Options granted	280,000	3.83
Options exercised	-	-
Options forfeited	(130,000)	5.87
Options expired	(40,000)	6.38

Options outstanding at end of year	878,000	4.93	3.32	1,126

Exercisable at end of year	430,500	6.06	1.68	165

Schedule Of weighted-average assumptions for general options granted
The Company used the following weighted-average assumptions for general options granted to non-employees:

	Year ended December 31,
	2019	2018	2017

Volatility	56.20%	55.15%	52.09%
Risk-free interest rate	1.71%	2.54%	2.21%
Dividend yield	0%	0%	0%
Expected life (years)	6.00	5.85	5.23